CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
CURRENT LIABILITIES
Accounts payable of the VIE without recourse to the Company	$ 986,567,345	$ 476,847,881
Advance from customers of the VIE without recourse to the Company	229,335,438	131,781,751
Accrued expenses and other current liabilities of the VIE without recourse to the Company	377,261,330	196,327,519
Amounts due to related parties of the VIE without recourse to the Company	12,214,227	2,141,411
Deferred income of the VIE without recourse to the Company	31,357,338	21,705,981
Class A ordinary shares
EQUITY:
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	483,489,642	483,489,642
Common shares, shares issued	98,028,314	95,155,614
Common shares, shares outstanding	98,028,314	95,155,614
Class B ordinary shares
EQUITY:
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	16,510,358	16,510,358
Common shares, shares issued	16,510,358	16,510,358
Common shares, shares outstanding	16,510,358	16,510,358
Variable Interest Entity
CURRENT LIABILITIES
Accounts payable of the VIE without recourse to the Company	1,207,182	70,026
Advance from customers of the VIE without recourse to the Company	196,213,904	131,781,751
Accrued expenses and other current liabilities of the VIE without recourse to the Company	152,160,878	101,097,647
Amounts due to related parties of the VIE without recourse to the Company	464,773	1,369,767
Deferred income of the VIE without recourse to the Company	$ 28,836,599	$ 20,592,249